Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Treasury Stock, Common [Member]
Statement [Line Items]
Balance
Balance, shares
Balance
Common Stock issued in Public Offering
Common Stock issued for intellectual property
Shares issued in connection with convertible promissory note
Common stock to be issued for services
Common stock issued upon exercise of cashless options
Contributed capital
Fair value of Stock options granted to Officers and Directors
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes
Net Loss
Shares issued for services
Treasury shares purchased			$ (2,880,045)
Treasury shares purchased, shares			2,825,617
Treasury shares cancelled			$ 2,880,045
Treasury shares cancelled, shares			(2,825,617)
Fair value of warrants issued and issue discounts with convertible note
Stock options issued for services
Management common shares cancelled
Management common shares cancelled
Common stock to be issued for services
Fair value of Stock options granted to Officers and Directors
Balance
Balance, shares
Balance
Common Stock [Member]
Statement [Line Items]
Balance	$ 22,339	$ 24,046	$ 24,046	$ 10,656
Balance, shares	22,338,888	24,046,001	24,046,001	10,655,833
Balance	$ 22,339	$ 24,046	$ 24,046
Common Stock issued in Public Offering	$ 4,316			$ 11,066
Common Stock issued in Public Offering, shares	4,315,787			11,066,258
Common Stock issued for intellectual property				$ 125
Common Stock issued for intellectual property, shares				125,175
Shares issued in connection with convertible promissory note			$ 250	$ 187
Shares issued in connection with convertible promissory note, shares			250,000	186,832
Common stock to be issued for services				$ 1,790
Common stock issued for services,shares				1,789,496
Common stock issued upon exercise of cashless options				$ 222
Common stock issued upon exercise of cashless options, shares				222,407
Contributed capital
Fair value of Stock options granted to Officers and Directors
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes
Net Loss
Shares issued for services			$ 925
Shares issued for services, shares			925,000
Treasury shares purchased			$ (2,825)
Treasury shares purchased, shares			(2,825,617)
Treasury shares cancelled
Fair value of warrants issued and issue discounts with convertible note
Stock options issued for services
Management common shares cancelled			$ (57)
Management common shares cancelled, shares			(56,496)
Management common shares cancelled			$ (57)
Management common shares cancelled, shares			(56,496)
Common stock to be issued for services
Fair value of Stock options granted to Officers and Directors
Balance			$ 22,339	$ 24,046
Balance, shares	26,654,675		22,338,888	24,046,001
Balance	$ 26,655		$ 22,339	$ 24,046
Stock Payable [Member]
Statement [Line Items]
Balance	477,000	285,000	285,000
Common Stock issued in Public Offering
Common Stock issued for intellectual property
Shares issued in connection with convertible promissory note
Common stock to be issued for services			192,000	285,000
Common stock issued upon exercise of cashless options
Contributed capital
Fair value of Stock options granted to Officers and Directors
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes
Net Loss
Shares issued for services
Treasury shares cancelled
Fair value of warrants issued and issue discounts with convertible note
Stock options issued for services
Management common shares cancelled
Balance			477,000	285,000
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance	53,763,929	51,668,019	51,668,019	11,657,286
Balance	53,763,929	51,668,019	51,668,019
Common Stock issued in Public Offering	3,446,359			28,307,248
Common Stock issued for intellectual property				524,875
Shares issued in connection with convertible promissory note			277,250	560,309
Common stock to be issued for services				4,054,193
Common stock issued upon exercise of cashless options				(222)
Contributed capital				70,818
Fair value of Stock options granted to Officers and Directors			2,048,270	5,046,982
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes				1,446,530
Net Loss
Shares issued for services			861,200
Treasury shares purchased			2,825
Treasury shares cancelled			(2,880,045)
Fair value of warrants issued and issue discounts with convertible note			1,644,184
Stock options issued for services			142,169
Management common shares cancelled			57
Management common shares cancelled			57
Common stock to be issued for services
Fair value of Stock options granted to Officers and Directors			2,048,270
Balance			53,763,929	51,668,019
Balance	57,210,288		53,763,929	51,668,019
Retained Earnings [Member]
Statement [Line Items]
Balance	50,597,674	(35,374,646)	(35,374,646)	(7,274,401)
Balance	(50,597,674)	(35,374,646)	(35,374,646)
Common Stock issued in Public Offering
Common Stock issued for intellectual property
Shares issued in connection with convertible promissory note
Common stock to be issued for services
Common stock issued upon exercise of cashless options
Contributed capital
Fair value of Stock options granted to Officers and Directors
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes
Net Loss	(1,308,174)		(15,223,028)	(28,100,245)
Shares issued for services
Treasury shares purchased
Treasury shares cancelled
Fair value of warrants issued and issue discounts with convertible note
Stock options issued for services
Management common shares cancelled
Management common shares cancelled
Common stock to be issued for services
Fair value of Stock options granted to Officers and Directors
Balance			50,597,674	(35,374,646)
Balance	(51,905,848)		(50,597,674)	(35,374,646)
Balance	3,665,594	16,602,419	16,602,419	4,393,541
Balance	3,665,594	16,602,419	16,602,419
Common Stock issued in Public Offering	3,450,675			28,318,314
Common Stock issued for intellectual property				525,000
Shares issued in connection with convertible promissory note			277,500	560,496
Common stock to be issued for services			192,000	4,340,983
Common stock issued upon exercise of cashless options
Contributed capital				70,818
Fair value of Stock options granted to Officers and Directors			2,048,270	5,046,982
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes				1,446,530
Net Loss	(1,308,174)	(2,919,775)	(15,223,028)	(28,100,245)
Shares issued for services			862,125
Treasury shares purchased			(2,880,045)
Treasury shares cancelled
Fair value of warrants issued and issue discounts with convertible note			1,644,184
Stock options issued for services			142,169
Management common shares cancelled
Management common shares cancelled
Common stock to be issued for services			192,000
Fair value of Stock options granted to Officers and Directors			2,048,270
Balance	5,808,095		3,665,594	16,602,419
Balance	5,808,095		3,665,594	16,602,419
Common Stock Payable [Member]
Statement [Line Items]
Balance	477,000	$ 285,000	285,000
Common Stock issued in Public Offering
Shares issued in connection with convertible promissory note
Net Loss
Shares issued for services
Treasury shares cancelled
Fair value of warrants issued and issue discounts with convertible note
Stock options issued for services
Management common shares cancelled
Common stock to be issued for services			192,000
Fair value of Stock options granted to Officers and Directors
Balance	$ 477,000		$ 477,000	$ 285,000